BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Disclosure of detailed information about assets in foreign currencies [Text Block]
	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	777,505	15,723	107,494	43,063	32,564	69,274	238,430	-	1,284,053
Other current financial assets	230,988	-	-	-	-	-	36	-	231,024
Other current non-financial assets	84,335	663	12,620	14,116	25,684	6,047	69,351	-	212,816
Trade and other current receivables	537,861	16,967	52,973	22,408	36,149	7,910	130,689	27,209	832,166
Accounts receivable due from related companies	48	-	-	-	-	-	442	-	490
Current inventories	1,372,990	-	93,292	-	48,503	-	1,854	-	1,516,639
Current biological assets	235,512	-	821	-	-	-	-	-	236,333
Current tax assets	63,063	-	4,446	-	1,388	4,695	2,717	-	76,309
Non-current assets or disposal groups classified as held for sale	3,302,302	33,353	271,646	79,587	144,288	87,926	443,519	27,209	4,389,830
Non-current assets or disposal groups classified as held for sale	3,807	-	15	-	53	-	26	-	3,901
Total current assets	3,306,109	33,353	271,661	79,587	144,341	87,926	443,545	27,209	4,393,731

Non-current assets
Other non-current financial assets	257,498	-	-	-	-	-	-	-	257,498
Other non-current non-financial assets	546,939	36	106,045	-	810	671	1,262	91	655,854
Trade and other non-current receivables	1,394	-	18,623	344	-	-	5,264	53,700	79,325
Investments accounted for using equity method	113,857	232,236	73,998	-	-	-	63,451	-	483,542
Intangible assets other than goodwill	46,367	-	1,276	-	308	2,414	128	-	50,493
Goodwill	39,335	-	11,298	-	-	2,048	-	-	52,681
Property, plant and equipment	10,401,426	-	303,204	-	385,773	33,032	1,378	-	11,124,813
Right of use assets	1,000,254	-	414	-	2,657	388	5	-	1,003,718
Non-current biological assets	3,101,604	-	-	-	-	-	-	-	3,101,604
Deferred tax assets	59,779	-	41,725	-	-	-	-	-	101,504
Total non-current assets	15,568,453	232,272	556,583	344	389,548	38,553	71,488	53,791	16,911,032

Total assets	18,874,562	265,625	828,244	79,931	533,889	126,479	515,033	81,000	21,304,763

	U.S Dollar	Euros	Brazilian Real	Argentine Pesos	Mexican Pesos	Other currencies	Chilean Pesos	U.F.	Total
December 31, 2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Liabilities
Current liabilities
Other current financial liabilities	236,724	76,916	109,184	-	-	-	-	285,646	708,470
Current lease liabilities	16,279	110	16,052	-	428	341	16,430	6,183	55,823
Trade and other current payables	156,792	37,180	428,735	41,240	23,199	30,083	285,349	40,663	1,043,241
Accounts payable to related companies	559	-	-	-	-	-	8,878	-	9,437
Other short-term provisions	116	-	1,514	-	-	-	21	1,404	3,055
Current tax liabilities	8,691	17,598	72	2,791	974	279	-	-	30,405
Current provisions for employee benefits	13	-	-	-	-	-	7,488	-	7,501
Other current non-financial liabilities	17,890	150	30,553	6,380	7,156	49	11,465	-	73,643
Total current liabilities	437,064	131,954	586,110	50,411	31,757	30,752	329,631	333,896	1,931,575

Non-current liabilities
Other non-current financial liabilities	4,022,076	217,535	83,803	-	-	-	-	2,615,874	6,939,288
Non-current lease liabilities	129,212	213	778,083	-	549	257	33,567	17,356	959,237
Other non current payables	24,952	-	19,558	-	-	-	9,203	-	53,713
Non-current accounts payable to related companies	23,924	-	-	-	-	-	-	-	23,924
Other long-term provisions	23,482	-	6,879	2,803	5,424	-	-	-	38,588
Deferred tax liabilities	1,507,901	-	29,700	-	7,297	5,159	-	-	1,550,057
Current tax liabilities, non-current	4,255	-	-	3,001	-	-	-	-	7,256
Non-current provisions for employee benefits	-	-	-	-	1,574	-	85,785	-	87,359
Other non-current non-financial liabilities	-	-	29,506	65	-	-	717	-	30,288
Total non-current liabilities	5,735,802	217,748	947,529	5,869	14,844	5,416	129,272	2,633,230	9,689,710

Total liabilities	6,172,866	349,702	1,533,639	56,280	46,601	36,168	458,903	2,967,126	11,621,285

	U.S dollar	Euros	Brazilian real	Argentine pesos	Mexican pesos	Other currencies	Chilean pesos	U.F.	Total
December 31, 2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Assets
Current assets
Cash and cash equivalents	668,888	8,754	117,848	12,642	40,128	11,794	211,506	-	1,071,560
Other current financial assets	25,949	-	-	-	-	-	11	-	25,960
Other current non-financial assets	104,366	562	17,153	31,100	20,539	9,551	77,821	-	261,092
Trade and other current receivables	815,884	28,149	38,327	26,569	33,704	1,077	92,401	18,596	1,054,707
Accounts receivable due from related companies	5,646	-	-	1,812	-	-	2,701	-	10,159
Current Inventories	1,335,410	-	81,043	-	37,954	-	1,853	-	1,456,260
Current biological assets	304,302	-	11,198	-	-	-	-	-	315,500
Current tax assets	70,105	-	2,636	-	515	-	2,357	-	75,613
Non-current assets or disposal groups classified as held for sale	3,330,550	37,465	268,205	72,123	132,840	22,422	388,650	18,596	4,270,851
Non-current assets or disposal groups classified as held for sale	3,708	-	13	-	46	-	-	-	3,767
Total current assets	3,334,258	37,465	268,218	72,123	132,886	22,422	388,650	18,596	4,274,618

Non-current assets
Other non-current financial assets	16,747	-	-	-	-	-	-	-	16,747
Other non-current non-financial assets	58,937	-	24,043	-	629	8	1,419	-	85,036
Trade and other non-current receivables	2,784	-	9,891	458	-	-	1,505	51,097	65,735
Investments accounted for using equity method	106,784	211,345	41,352	-	-	-	47,130	-	406,611
Intangible assets other than goodwill	52,318	-	2,368	-	63	-	1,231	-	55,980
Goodwill	41,286	-	10,039	-	-	-	-	-	51,325
Property, plant and equipment	8,917,848	-	462,845	-	228,153	-	1,225	-	9,610,071
Right of use assets	225,551	-	544,198	-	1,932	-	205	-	771,886
Non-current biological assets	2,554,897	-	192,997	-	-	-	-	-	2,747,894
Deferred tax assets	21,407	-	48,554	-	714	-	2,734	-	73,409
Total non-current assets	11,998,559	211,345	1,336,287	458	231,491	8	55,449	51,097	13,884,694

Total assets	15,332,817	248,810	1,604,505	72,581	364,377	22,430	444,099	69,693	18,159,312

Disclosure of detailed information about liabilities in foreign currencies [Text Block]
	12-31-2025			12-31-2024
	Up to 90 days	From 91 days to 1 year	Total	Up to 90 days	From 91 days to 1 year	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total current liabilities	1,306,967	624,608	1,931,575	1,021,171	341,779	1,362,950

Other current financial liabilities	163,130	545,340	708,470	60,710	288,195	348,905
U.S. dollar	71,285	165,439	236,724	36,401	155,499	191,900
Euros	-	76,916	76,916	-	67,987	67,987
Brazilian real	91,845	17,339	109,184	24,309	12,229	36,538
U.F.	-	285,646	285,646	-	52,480	52,480

Bank borrowings	91,845	219,854	311,699	28,154	220,673	248,827
U.S. dollar	-	125,599	125,599	3,845	140,457	144,302
Euros	-	76,916	76,916	-	67,987	67,987
Brazilian real	91,845	17,339	109,184	24,309	12,229	36,538

Other borrowings	71,285	325,486	396,771	32,556	67,522	100,078
U.S. dollar	71,285	39,840	111,125	32,556	15,042	47,598
U.F.	-	285,646	285,646	-	52,480	52,480

Current lease liabilities	18,605	37,218	55,823	15,116	40,735	55,851
U.S. dollar	4,160	12,119	16,279	3,612	9,661	13,273
Euros	32	78	110	30	83	113
Brazilian real	6,176	9,876	16,052	3,729	9,706	13,435
Mexican pesos	177	251	428	147	437	584
Other currencies	103	238	341	107	858	965
Chilean pesos	5,557	10,873	16,430	5,698	16,884	22,582
U.F.	2,400	3,783	6,183	1,793	3,106	4,899

Trade and other current payables	1,002,999	40,242	1,043,241	741,847	4,124	745,971
U.S. dollar	156,408	384	156,792	188,747	-	188,747
Euros	37,180	-	37,180	21,414	-	21,414
Brazilian real	392,040	36,695	428,735	74,610	3,786	78,396
Argentine pesos	41,240	-	41,240	47,373	-	47,373
Mexican pesos	20,036	3,163	23,199	23,861	338	24,199
Other currencies	30,083	-	30,083	16,411	-	16,411
Chilean pesos	285,349	-	285,349	331,286	-	331,286
U.F.	40,663	-	40,663	38,145	-	38,145

Accounts payable to related companies	9,437	-	9,437	10,563	-	10,563
U.S. dollar	559	-	559	426	-	426
Brazilian real	-	-	-	3,007	-	3,007
Chilean pesos	8,878	-	8,878	7,130	-	7,130

Other short-term provisions	3,055	-	3,055	1,837	-	1,837
U.S. dollar	116	-	116	490	-	490
Brazilian real	1,514	-	1,514	-	-	-
Chilean pesos	21	-	21	111	-	111
U.F.	1,404	-	1,404	1,236	-	1,236

Current tax liabilities	28,597	1,808	30,405	18,840	8,725	27,565
U.S. dollar	6,883	1,808	8,691	2,613	473	3,086
Euros	17,598	-	17,598	12,092	-	12,092
Brazilian real	72	-	72	1,184	-	1,184
Argentine pesos	2,791	-	2,791	-	8,252	8,252
Mexican pesos	974	-	974	2,951	-	2,951
Other currencies	279	-	279	-	-	-

Current provisions for employee benefits	7,501	-	7,501	6,669	-	6,669
U.S. dollar	13	-	13	-	-	-
Chilean pesos	7,488	-	7,488	6,669	-	6,669

Other current non-financial liabilities	73,643	-	73,643	165,589	-	165,589
U.S. dollar	17,890	-	17,890	125,483	-	125,483
Euros	150	-	150	94	-	94
Brazilian real	30,553	-	30,553	21,938	-	21,938
Argentine pesos	6,380	-	6,380	6,714	-	6,714
Mexican pesos	7,156	-	7,156	2,999	-	2,999
Other currencies	49	-	49	9	-	9
Chilean pesos	11,465	-	11,465	8,328	-	8,328
U.F.	-	-	-	24	-	24

	12-31-2025				12-31-2024
	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total	From 13 months to 3 years	From 3 years to 5 years	More than 5 years	Total
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Total non-current liabilities	2,483,597	1,561,743	5,644,370	9,689,710	2,905,653	1,040,941	4,126,053	8,072,647

Other non-current financial liabilities	1,156,587	1,405,814	4,376,887	6,939,288	1,686,157	885,612	3,149,943	5,721,712
U.S. dollar	716,962	1,220,427	2,084,687	4,022,076	1,166,799	495,482	1,872,155	3,534,436
Euros	144,005	73,530	-	217,535	126,200	129,230	-	255,430
Brazilian real	60,984	22,819	-	83,803	120,222	44,677	-	164,899
U.F.	234,636	89,038	2,292,200	2,615,874	272,936	216,223	1,277,788	1,766,947

Bank borrowings	414,511	322,845	207,111	944,467	728,289	173,907	-	902,196
U.S. dollar	209,522	226,496	207,111	643,129	481,867	-	-	481,867
Euros	144,005	73,530	-	217,535	126,200	129,230	-	255,430
Brazilian real	60,984	22,819	-	83,803	120,222	44,677	-	164,899

Other borrowings	742,076	1,082,969	4,169,776	5,994,821	957,868	711,705	3,149,943	4,819,516
U.S. dollar	507,440	993,931	1,877,576	3,378,947	684,932	495,482	1,872,155	3,052,569
U.F.	234,636	89,038	2,292,200	2,615,874	272,936	216,223	1,277,788	1,766,947

Non-current lease liabilities	98,028	83,634	777,575	959,237	104,578	70,490	497,071	672,139
U.S. dollar	34,671	22,517	72,024	129,212	26,402	19,943	74,316	120,661
Euros	159	54	-	213	174	121	-	295
Brazilian real	32,098	43,376	702,609	778,083	36,290	34,477	420,011	490,778
Mexican pesos	504	45	-	549	494	29	-	523
Other currencies	257	-	-	257	49	-	-	49
Chilean pesos	20,396	13,171	-	33,567	32,934	10,304	-	43,238
U.F.	9,943	4,471	2,942	17,356	8,235	5,616	2,744	16,595

Non-current payable	53,713	-	-	53,713	35,310	-	-	35,310
U.S. dollar	24,952	-	-	24,952	23,942	-	-	23,942
Brazilian real	19,558	-	-	19,558	3,266	-	-	3,266
Chilean pesos	9,203	-	-	9,203	8,102	-	-	8,102

Non- current accounts payable to related companies	15,821	612	7,491	23,924	13,655	7,581	4,971	26,207
U.S. dollar	15,821	612	7,491	23,924	13,655	7,581	4,971	26,207

Other long-term provisions	34,618	114	3,856	38,588	29,155	3,966	-	33,121
U.S. dollar	23,482	-	-	23,482	-	-	-	-
Brazilian real	2,909	114	3,856	6,879	2,819	3,966	-	6,785
Argentine pesos	2,803	-	-	2,803	26,294	-	-	26,294
Mexican pesos	5,424	-	-	5,424	-	-	-	-
Chilean pesos	-	-	-	-	42	-	-	42

Deferred tax liabilities	999,927	71,569	478,561	1,550,057	922,585	72,859	474,068	1,469,512
U.S. dollar	986,295	67,719	453,887	1,507,901	916,756	72,859	453,471	1,443,086
Brazilian real	1,176	3,850	24,674	29,700	1,048	-	20,597	21,645
Mexican pesos	7,297	-	-	7,297	4,781	-	-	4,781
Other currencies	5,159	-	-	5,159	-	-	-	-

Current tax liabilities, non-current	7,256	-	-	7,256	-	-	-	-
U.S. dollar	4,255	-	-	4,255	-	-	-	-
Argentine pesos	3,001	-	-	3,001	-	-	-	-

Non-current provisions for employee benefits	87,359	-	-	87,359	77,634	-	-	77,634
Mexican pesos	1,574	-	-	1,574	1,211	-	-	1,211
Chilean pesos	85,785	-	-	85,785	76,423	-	-	76,423

Other non-current non-financial liabilities	30,288	-	-	30,288	36,579	433	-	37,012
Brazilian real	29,506	-	-	29,506	35,642	433	-	36,075
Argentine pesos	65	-	-	65	64	-	-	64
Chilean pesos	717	-	-	717	873	-	-	873

Disclosure of subsidiaries [text block]
The table below sets forth the subsidiaries that have determined a functional currency other than the U.S. dollar as follows:

Subsidiary	Country	Functional currency
Altovento SpA.	Chile	Chilean pesos
Arauco Canada Ltd.	Canada	Canadian dollar
Arauco do Brasil S.A.	Brazil	Brazilian real
Arauco Empreendimentos Florestais MS Ltda.	Brazil	Brazilian Real
Arauco Industria de Mexico, S.A. de C.V.	Mexico	Mexican pesos
Arauco Industria de Paineis S.A.	Brazil	Brazilian real
Arauco Participações Florestais Ltda.	Brazil	Brazilian real
Araucomex Servicios, S.A. de C.V.	Mexico	Mexican pesos
Consorcio Protección Fitosanitaria Forestal S.A.	Chile	Chilean pesos
E2E SpA.	Chile	Chilean pesos
Leasing Forestal S.A.	Argentina	Argentine pesos
Mahal Empreendimentos e Participações S.A.	Brazil	Brazilian real
Novo Oeste Gestao de Ativos Florestais S.A.	Brazil	Brazilian real
Parque Eólico Girasol SpA.	Chile	Chilean pesos
Parque Eólico El Jazmín SpA.	Chile	Chilean pesos
Parque Eólico El Trébol SpA.	Chile	Chilean pesos
Parque Eólico Hortensias SpA.	Chile	Chilean pesos
Parque Eólico Las Calas SpA.	Chile	Chilean pesos
Parque Eólico Las Dalias SpA.	Chile	Chilean pesos
Parque Eólico Las Fresias SpA.	Chile	Chilean pesos
Parque Eólico Lavanda SpA.	Chile	Chilean pesos
Parque Eólico Los Cardos SpA.	Chile	Chilean pesos
Parque Eólico Tulipanes SpA.	Chile	Chilean pesos
Tecverde S.A.	Brazil	Brazilian real

Disclosure of information per company of the reserve of exchange differences on translation [Text Block]
The table below shows a detail per company of the effect in the period of the reserve of exchange differences on translation:

	January – December
	2025	2024
	ThU.S.$	ThU.S.$
Arauco Canada Limited.	10,834	(18,206)
Arauco Do Brasil S.A.	42,563	(31,336)
Arauco Florestal Arapoti S.A. (*)	-	101,277
Arauco Forest Brasil S.A. (*)	-	287,217
Arauco Industria de Mexico, S.A de C.V.	42,883	(56,079)
Arauco MS Participações S.A. (**)	-	(116,742)
Arauco Participações Florestais Ltda.	4,296	-
Mahal Empreendimentos e Participações S.A.	9,400	-
Sonae Arauco S.A.	26,982	(12,733)
Others (**)	(3,393)	(28,301)
Total reserve of exchange differences on translation	133,565	125,097
(*) In July 2024, these companies were sold.
(**) On January 1, 2025, Arauco Celulose do Brasil S.A. and Arauco MS Participações S.A. changed their functional currency from the Brazilian real to the U.S. dollar. Arauco Celulose do Brasil S.A. is presented in the line Others.

Disclosure of detailed information about changes in foreign exchange rates [Text Block]
Effect of foreign exchange rates changes

	January - December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Exchange differences recognized in profit or loss, except for those arising on financial instruments measured at fair value through profit or loss	(53,356)	(3,126)	(35,419)
Reserve of exchange differences on translation (with non-controlling interests)	133,703	259,895	121,470